Assets/Liabilities for Insurance Contracts - Summary of Net Gross and Reinsurers Share for Amounts Arising from Insurance Contracts (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Current Account	$ 54,088	$ 30,624
Minimum Deposit Premium to Be Accrued	(31,734)	(24,064)
Unpaid Losses to Be Borne by Reinsurers	(38,653)	(345,517)
Total	(16,299)	$ (338,957)
Debts with Reinsurers [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Current Account	52,563
Minimum Deposit Premium to Be Accrued	(31,734)
Unpaid Losses to Be Borne by Reinsurers	(38,653)
Total	(17,824)
Debts with co-insurers [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Current Account	1,525
Total	$ 1,525